Derivative Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of derivative financial instruments gain (loss)	$ (6,755,214)	$ 12,378,193	$ 4,432,023
Derivatives [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Weighted-average interest rate	3.10%	3.50%	3.80%